UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1685

Name of Registrant:	Vanguard Morgan Growth Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1:	Schedule of Investments

Vanguard Morgan Growth Fund Schedule of Investments December 31, 2006
	Shares	Market Value ($000)

Common Stocks (92.0%)

Consumer Discretionary (11.9%)
The Walt Disney Co.	3,202,700	109,757
American Eagle Outfitters, Inc.	2,416,250	75,411
J.C. Penney Co., Inc. (Holding Co.)	828,200	64,070
Sherwin-Williams Co.	657,600	41,810
News Corp., Class A	1,780,400	38,243
Abercrombie & Fitch Co.	479,655	33,398
International Game Technology	721,800	33,347
Yum! Brands, Inc.	532,800	31,329
Darden Restaurants Inc.	761,500	30,589
Hilton Hotels Corp.	809,500	28,252
* Comcast Corp. Class A	624,551	26,437
Home Depot, Inc.	581,600	23,357
* Kohl's Corp.	337,500	23,095
Brinker International, Inc.	663,450	20,010
Polo Ralph Lauren Corp.	254,200	19,741
Lowe's Cos., Inc.	518,600	16,154
Time Warner, Inc.	690,500	15,039
Target Corp.	250,900	14,314
Omnicom Group Inc.	119,600	12,503
Meredith Corp.	202,400	11,405
NIKE, Inc. Class B	106,400	10,537
SCP Pool Corp.	268,100	10,501
* EchoStar Communications Corp. Class A	246,300	9,367
* MGM Mirage, Inc.	155,700	8,929
* Starbucks Corp.	232,800	8,246
Harman International Industries, Inc.	80,500	8,043
* Viacom Inc. Class B	192,500	7,898
Williams-Sonoma, Inc.	242,100	7,612
* DIRECTV Group, Inc.	302,626	7,548
Ctrip.com International Ltd.	120,000	7,498
Limited Brands, Inc.	258,300	7,475
Best Buy Co., Inc.	147,950	7,278
* Expedia, Inc.	318,700	6,686
Claire's Stores, Inc.	182,900	6,061
Staples, Inc.	224,350	5,990
Nordstrom, Inc.	117,400	5,793
McDonald's Corp.	130,200	5,772
Family Dollar Stores, Inc.	195,754	5,741
* Nutri/System Inc.	86,900	5,509
The McGraw-Hill Cos., Inc.	78,300	5,326
Harley-Davidson, Inc.	74,200	5,229
* DreamWorks Animation SKG, Inc.	175,800	5,184
Johnson Controls, Inc.	59,300	5,095
International Speedway Corp.	99,000	5,053
TJX Cos., Inc.	174,300	4,971
Barnes & Noble, Inc.	123,400	4,900
Starwood Hotels & Resorts Worldwide, Inc.	75,600	4,725
Thor Industries, Inc.	98,700	4,342
Harte-Hanks, Inc.	149,700	4,148
* Liberty Media Corp.-Capital Series A	40,775	3,995
News Corp., Class B	161,353	3,592
Daihatsu Motor Co., Ltd.	325,000	3,271
* Liberty Media Corp.-Interactive Series A	139,374	3,006
* Las Vegas Sands Corp.	33,400	2,989
* Sears Holdings Corp.	14,700	2,469
* Univision Communications Inc.	64,200	2,274
Sally Beauty Co. Inc.	272,600	2,126
Clear Channel Communications, Inc.	55,299	1,965
* NVR, Inc.	2,770	1,787
Ross Stores, Inc.	48,300	1,415
Advance Auto Parts, Inc.	31,770	1,130
Federated Department Stores, Inc.	21,200	808
* Comcast Corp. Special Class A	10,156	425
Regal Entertainment Group Class A	6,400	136

		891,106

Consumer Staples (5.8%)
The Procter & Gamble Co.	987,075	63,439
Altria Group, Inc.	626,200	53,740
PepsiCo, Inc.	852,500	53,324
The Kroger Co.	1,769,400	40,820
General Mills, Inc.	650,000	37,440
Wal-Mart Stores, Inc.	770,500	35,582
The Pepsi Bottling Group, Inc.	681,600	21,068
* Herbalife Ltd.	475,700	19,104
Walgreen Co.	278,900	12,799
The Coca-Cola Co.	227,278	10,966
Anheuser-Busch Cos., Inc.	216,752	10,664
Colgate-Palmolive Co.	159,000	10,373
CVS Corp.	325,000	10,046
Archer-Daniels-Midland Co.	245,667	7,852
Costco Wholesale Corp.	148,199	7,835
Sysco Corp.	194,500	7,150
McCormick & Co., Inc.	183,700	7,083
Carolina Group	104,000	6,731
Brown-Forman Corp. Class B	94,693	6,272
* Alberto-Culver Co.	272,600	5,847
The Estee Lauder Cos. Inc. Class A	127,600	5,209
Kellogg Co.	79,400	3,975
* Energizer Holdings, Inc.	16,800	1,193

		438,512

Energy (7.4%)
GlobalSantaFe Corp.	1,540,000	90,521
ConocoPhillips Co.	1,126,900	81,080
Chevron Corp.	715,000	52,574
* Transocean Inc.	589,500	47,685
Patterson-UTI Energy, Inc.	1,775,581	41,247
XTO Energy, Inc.	837,162	39,388
Diamond Offshore Drilling, Inc.	329,900	26,372
Schlumberger Ltd.	401,200	25,340
Tidewater Inc.	357,200	17,274
* Unit Corp.	347,600	16,841
* Grant Prideco, Inc.	391,606	15,574
Kinder Morgan, Inc.	143,800	15,207
Holly Corp.	279,600	14,371
* Petro-Canada	290,954	11,939
* Weatherford International Ltd.	244,500	10,218
Halliburton Co.	317,500	9,858
* Nabors Industries, Inc.	294,900	8,782
ENSCO International, Inc.	163,751	8,197
Baker Hughes, Inc.	105,100	7,847
Petroleo Brasileiro Series A ADR	70,000	6,493
BJ Services Co.	166,900	4,894
Noble Corp.	53,100	4,044
* Pride International, Inc.	32,900	987
Rowan Cos., Inc.	22,100	734

		557,467

Financials (7.5%)
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	272,000	46,609
ACE Ltd.	649,400	39,334
The First Marblehead Corp.	674,250	36,848
AFLAC Inc.	768,400	35,346
* E*TRADE Financial Corp.	1,485,800	33,312
* CB Richard Ellis Group, Inc.	941,700	31,264
UBS AG (New York Shares)	472,000	28,476
IndyMac Bancorp, Inc.	618,200	27,918
W.R. Berkley Corp.	722,923	24,948
The Goldman Sachs Group, Inc.	119,600	23,842
Ambac Financial Group, Inc.	249,400	22,214
American Express Co.	342,200	20,761
* AmeriCredit Corp.	824,600	20,755
Northern Trust Corp.	298,500	18,116
Jones Lang LaSalle Inc.	164,600	15,171
* Berkshire Hathaway Inc. Class B	3,830	14,041
Synovus Financial Corp.	450,800	13,898
State Street Corp.	203,000	13,690
SEI Investments Co.	207,800	12,377
Hudson City Bancorp, Inc.	860,400	11,942
Host Marriott Corp. REIT	326,800	8,023
Prudential Financial, Inc.	72,900	6,259
Franklin Resources Corp.	54,400	5,993
Simon Property Group, Inc. REIT	56,800	5,753
Progressive Corp. of Ohio	235,100	5,694
MBIA, Inc.	68,800	5,027
SLM Corp.	89,400	4,360
Charles Schwab Corp.	221,155	4,277
Forest City Enterprise Class A	71,227	4,160
SL Green Realty Corp. REIT	29,600	3,930
T. Rowe Price Group Inc.	76,300	3,340
Rayonier Inc. REIT	77,700	3,190
*^ NYSE Group Inc.	26,900	2,615
The Chicago Mercantile Exchange	4,800	2,447
* IntercontinentalExchange Inc.	22,200	2,395
Mellon Financial Corp.	44,200	1,863
The St. Joe Co.	21,000	1,125
Axis Capital Holdings Ltd.	32,900	1,098
* CBOT Holdings, Inc. Class A	6,700	1,015
Investors Financial Services Corp.	20,600	879
* Arch Capital Group Ltd.	4,838	327

		564,632

Health Care (13.6%)
Schering-Plough Corp.	3,023,920	71,485
Abbott Laboratories	1,458,730	71,055
Johnson & Johnson	900,500	59,451
Merck & Co., Inc.	1,180,000	51,448
AmerisourceBergen Corp.	891,900	40,100
Eli Lilly & Co.	715,000	37,252
* Forest Laboratories, Inc.	694,057	35,119
Medtronic, Inc.	653,499	34,969
* Coventry Health Care Inc.	635,775	31,821
Eisai Co., Ltd.	518,100	28,426
* Biogen Idec Inc.	552,700	27,187
AstraZeneca Group PLC ADR	492,400	26,368
Mylan Laboratories, Inc.	1,302,900	26,006
* Amgen, Inc.	360,400	24,619
Shionogi & Co., Ltd.	1,241,000	24,342
* Express Scripts Inc.	336,800	24,115
* Millennium Pharmaceuticals, Inc.	2,194,400	23,919
UnitedHealth Group Inc.	423,600	22,760
* Thermo Fisher Scientific, Inc.	477,200	21,612
* ICOS Corp.	589,100	19,906
* Laboratory Corp. of America Holdings	263,500	19,359
* Intuitive Surgical, Inc.	201,800	19,353
* Lincare Holdings, Inc.	443,375	17,664
* WellPoint Inc.	219,072	17,239
* WellCare Health Plans Inc.	237,000	16,329
Becton, Dickinson & Co.	229,100	16,071
* Cytyc Corp.	507,700	14,368
* ImClone Systems, Inc.	518,500	13,875
* Genentech, Inc.	149,599	12,137
McKesson Corp.	208,500	10,571
Caremark Rx, Inc.	175,400	10,017
Wyeth	187,098	9,527
Aetna Inc.	218,972	9,455
Bausch & Lomb, Inc.	165,400	8,611
Dade Behring Holdings Inc.	204,800	8,153
Cardinal Health, Inc.	124,800	8,041
* Cephalon, Inc.	108,780	7,659
CIGNA Corp.	57,307	7,540
* Barr Pharmaceuticals Inc.	150,100	7,523
* Amylin Pharmaceuticals, Inc.	204,400	7,373
* Gilead Sciences, Inc.	113,000	7,337
* Alkermes, Inc.	535,000	7,153
* Techne Corp.	122,100	6,770
Manor Care, Inc.	141,200	6,625
* Celgene Corp.	114,700	6,599
Baxter International, Inc.	132,772	6,159
* Zimmer Holdings, Inc.	76,027	5,959
Quest Diagnostics, Inc.	105,300	5,581
* Kinetic Concepts, Inc.	137,300	5,430
* Community Health Systems, Inc.	148,400	5,420
* Genzyme Corp.	78,200	4,816
* Sierra Health Services, Inc.	122,200	4,404
* Boston Scientific Corp.	249,224	4,282
Stryker Corp.	49,000	2,700
Universal Health Services Class B	16,500	915
* Humana Inc.	8,700	481
* Medco Health Solutions, Inc.	3,100	166

		1,023,622

Industrials (16.3%)
The Boeing Co.	1,370,400	121,746
Joy Global Inc.	2,174,250	105,103
Manpower Inc.	1,185,300	88,815
Parker Hannifin Corp.	822,000	63,195
Emerson Electric Co.	1,260,800	55,589
Rockwell Collins, Inc.	856,200	54,189
Cummins Inc.	402,100	47,520
Raytheon Co.	788,700	41,643
* AMR Corp.	1,370,600	41,433
* Terex Corp.	610,000	39,394
Vallourec SA	120,000	34,642
C.H. Robinson Worldwide Inc.	771,300	31,538
General Dynamics Corp.	362,200	26,930
* Continental Airlines, Inc. Class B	605,100	24,960
Equifax, Inc.	582,100	23,633
PACCAR, Inc.	344,400	22,352
United Technologies Corp.	326,600	20,419
Robert Half International, Inc.	531,300	19,722
Norfolk Southern Corp.	367,600	18,487
3M Co.	194,500	15,157
* Alliant Techsystems, Inc.	192,000	15,012
* Thomas & Betts Corp.	301,300	14,245
* Gardner Denver Inc.	374,700	13,980
W.W. Grainger, Inc.	199,800	13,974
United Parcel Service, Inc.	178,700	13,399
The Corporate Executive Board Co.	150,700	13,216
* Jacobs Engineering Group Inc.	155,100	12,647
Avery Dennison Corp.	183,800	12,486
Caterpillar, Inc.	201,900	12,383
Lockheed Martin Corp.	134,100	12,347
Roper Industries Inc.	245,000	12,309
^ Tata Motors Ltd.	585,000	11,952
Oshkosh Truck Corp.	240,200	11,630
* Allied Waste Industries, Inc.	930,600	11,437
Trinity Industries, Inc.	316,900	11,155
MSC Industrial Direct Co., Inc. Class A	278,100	10,888
CSX Corp.	314,900	10,842
Burlington Northern Santa Fe Corp.	138,900	10,252
Rockwell Automation, Inc.	161,900	9,889
FedEx Corp.	88,600	9,624
* McDermott International, Inc.	163,800	8,331
Waste Management, Inc.	213,800	7,861
^ Gol-Linhas Aereas Inteligentes S.A	267,216	7,661
The Toro Co.	160,800	7,498
* Suntech Power Holdings Co., Ltd. ADR	210,000	7,142
Illinois Tool Works, Inc.	150,900	6,970
Knight Transportation, Inc.	375,000	6,394
Herman Miller, Inc.	151,300	5,501
Aramark Corp. Class B	136,800	4,576
Republic Services, Inc. Class A	112,000	4,555
Textron, Inc.	48,000	4,501
* Flowserve Corp.	80,000	4,038
Precision Castparts Corp.	47,425	3,712
L-3 Communications Holdings, Inc.	30,000	2,453
* Covanta Holding Corp.	85,800	1,891
Pitney Bowes, Inc.	34,100	1,575
* UAL Corp.	32,400	1,426
* USG Corp.	20,900	1,145
* Raytheon Co. Warrants Exp. 6/16/11	4,580	82

		1,227,446

Information Technology (23.3%)
Microsoft Corp.	6,003,975	179,279
* Oracle Corp.	8,148,000	139,657
* Cisco Systems, Inc.	4,878,400	133,327
International Business Machines Corp.	1,261,900	122,594
Accenture Ltd.	1,932,344	71,361
* Network Appliance, Inc.	1,665,200	65,409
Hewlett-Packard Co.	1,561,000	64,298
* LAM Research Corp.	1,250,900	63,321
* Altera Corp.	2,700,000	53,136
* Fiserv, Inc.	911,100	47,760
Motorola, Inc.	2,241,199	46,079
* Western Digital Corp.	1,829,800	37,438
Intel Corp.	1,779,400	36,033
* NVIDIA Corp.	872,300	32,284
* Google Inc.	68,100	31,359
Global Payments Inc.	659,200	30,521
Harris Corp.	633,300	29,043
CDW Corp.	403,900	28,402
* NCR Corp.	583,400	24,946
Paychex, Inc.	620,654	24,541
Western Union Co.	1,089,100	24,418
* BMC Software, Inc.	754,499	24,295
* Apple Computer, Inc.	262,100	22,237
Molex, Inc.	672,700	21,278
* MEMC Electronic Materials, Inc.	529,300	20,717
* Cadence Design Systems, Inc.	1,150,200	20,600
QUALCOMM Inc.	483,600	18,275
* Red Hat, Inc.	754,900	17,363
Microchip Technology, Inc.	509,000	16,644
Amphenol Corp.	267,200	16,588
* Amdocs Ltd.	422,300	16,364
* Dell Inc.	603,600	15,144
* Symantec Corp.	679,588	14,169
* Intuit, Inc.	454,300	13,861
Texas Instruments, Inc.	471,800	13,588
Jabil Circuit, Inc.	522,700	12,832
* Ceridian Corp.	425,500	11,905
Nintendo Co.	45,000	11,635
* Agilent Technologies, Inc.	327,700	11,420
Automatic Data Processing, Inc.	213,300	10,505
* Vishay Intertechnology, Inc.	751,300	10,173
Hon Hai Precision Industry Co., Ltd.	1,391,602	9,901
Linear Technology Corp.	323,900	9,821
* Mettler-Toledo International Inc.	121,400	9,572
* Corning, Inc.	511,400	9,568
* Yahoo! Inc.	333,100	8,507
* Ingram Micro, Inc. Class A	402,600	8,217
* eBay Inc.	263,700	7,929
Applied Materials, Inc.	427,599	7,889
* Teradyne, Inc.	519,800	7,776
* EMC Corp.	579,900	7,655
* Alliance Data Systems Corp.	121,579	7,595
* Advanced Micro Devices, Inc.	354,000	7,204
* Micron Technology, Inc.	475,000	6,631
National Semiconductor Corp.	277,700	6,304
* Flextronics International Ltd.	513,326	5,893
Electronic Data Systems Corp.	203,869	5,617
Fair Isaac, Inc.	127,800	5,195
* Adobe Systems, Inc.	124,800	5,132
AVX Corp.	296,200	4,381
* Convergys Corp.	163,900	3,898
* Affiliated Computer Services, Inc. Class A	51,000	2,491
* International Rectifier Corp.	59,500	2,293
* DST Systems, Inc.	17,200	1,077
* CheckFree Corp.	24,408	980

		1,756,325

Materials (3.2%)
Freeport-McMoRan Copper & Gold, Inc. Class B	1,414,564	78,834
Newmont Mining Corp. (Holding Co.)	1,160,998	52,419
Antofagasta PLC	3,175,000	31,513
Nucor Corp.	536,500	29,325
* Pactiv Corp.	786,200	28,059
Phelps Dodge Corp.	64,296	7,698
Allegheny Technologies Inc.	83,100	7,536
Monsanto Co.	130,157	6,837

		242,221

Telecommunication Services (1.2%)
AT&T Inc.	1,420,000	50,765
Telephone & Data Systems, Inc.	306,989	16,679
* Qwest Communications International Inc.	1,186,700	9,933
* Leap Wireless International, Inc.	80,900	4,811
* U.S. Cellular Corp.	50,100	3,486
* American Tower Corp. Class A	32,800	1,223

		86,897

Utilities (1.0%)
* AES Corp.	1,944,800	42,863
* Allegheny Energy, Inc.	382,687	17,569
TXU Corp.	174,108	9,438
Questar Corp.	25,200	2,093
* Dynegy, Inc.	39,787	288

		72,251

Exchange-Traded Fund (0.8%)
^1 Vanguard Growth ETF	1,044,900	60,562

Total Common Stocks
(Cost $5,867,391)		6,921,041

Temporary Cash Investments (8.0%)

Money Market Fund (4.5%)

2 Vanguard Market Liquidity Fund, 5.294%	342,103,075	342,103

	Face
	Amount
	($000)

Repurchase Agreement (3.2%)

Morgan Stanley Holdings, Inc.
5.300%, 1/2/07(Dated 12/29/06, Repurchase Value $238,741,000,
collateralized by Federal Home Loan Mortgage Corp. 4.500%-7.500%,
8/1/14-12/1/36, and Federal National Mortgage Assn. 4.500%-7.000%,
8/1/11-11/1/46)	238,600	238,600

U.S. Agency Obligations (0.3%)

3 Federal Home Loan Mortgage Corp.
4 5.187%, 2/16/07	7,000	6,955
4 5.217%, 2/27/07	4,000	3,968
4 5.189%, 4/9/07	4,000	3,945
3 Federal National Mortgage Assn
4 5.215%, 4/9/07	10,000	9,863
	24,731

Total Temporary Cash Investments
(Cost $605,429)		605,434

Total Investments (100.0%)
(Cost $6,472,820)	7,526,475

Other Assets and Liabilities—Net (0.0%)	190

Net Assets (100%)	7,526,665

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $24,731,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time, to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its new asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2006, the cost of investment securities for tax purposes was $6,472,820,000. Net unrealized appreciation of investment securities for tax purposes was $1,053,655,000, consisting of unrealized gains of $1,177,254,000 on securities that had risen in value since their purchase and $123,599,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.1% and 2.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	860	307,106	1,290
E-mini S&P 500 Index	1,119	79,919	(47)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 14, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.